FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Jan. 31, 2020
FAIR VALUE MEASUREMENTS
Schedule of Fair Value of Warrant Liability Classified as Level 3 Liabilities

The table below presents the activity within Level 3 of the fair value hierarchy (in thousands):

Warrant Liability
Balance as of February 1, 2018	$39
Change in fair value of warrants	(28)
Balance as of January 31, 2019	11
Change in fair value of warrants	(11)
Balance as of January 31, 2020	$—